Note 1 - Organization and Principal Activities (Detail) - Significant Subsidiaries, VIEs and VIEs' subsidiaries:	12 Months Ended
Dec. 31, 2012
"CFO Fuhua" [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Date of incorporation or acquisition	Dec. 31, 2000
Legal ownership interest
"CFO Chongzhi" [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Date of incorporation or acquisition	Jun. 06, 2008
Legal ownership interest
"CFO Qicheng" [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Date of incorporation or acquisition	Dec. 18, 2009
Legal ownership interest
"CFO Chuangying" [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Date of incorporation or acquisition	Jan. 09, 2009
Legal ownership interest
"CFO Newrand" [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Date of incorporation or acquisition	Oct. 17, 2008
Legal ownership interest
"CFO Beijing" [Member] | Subsidiaries [Member]
Date of incorporation or acquisition	Jul. 09, 1998
Legal ownership interest	100.00%
"CFO Software" [Member] | Subsidiaries [Member]
Date of incorporation or acquisition	Dec. 07, 2004
Legal ownership interest	100.00%
“CFO Success” [Member] | Subsidiaries [Member]
Date of incorporation or acquisition	Oct. 16, 2007
Legal ownership interest	100.00%
"CFO Jujin" [Member] | Subsidiaries [Member]
Date of incorporation or acquisition	Mar. 09, 2007
Legal ownership interest	100.00%
"CFO Genius" [Member] | Subsidiaries [Member]
Date of incorporation or acquisition	Sep. 21, 2006
Legal ownership interest	100.00%
"CFO Stockstar" [Member] | Subsidiaries [Member]
Date of incorporation or acquisition	Oct. 01, 2006
Legal ownership interest	100.00%
“CFO Zhengning" [Member] | Subsidiaries [Member]
Date of incorporation or acquisition	Jan. 31, 2007
Legal ownership interest	100.00%
iSTAR Financial Holdings [Member] | Subsidiaries [Member]
Date of incorporation or acquisition	Jul. 16, 2007
Legal ownership interest	85.00%
iSTAR Securities [Member] | Subsidiaries [Member]
Date of incorporation or acquisition	Nov. 23, 2007
Legal ownership interest	85.00%
"iSTAR Futures" [Member] | Subsidiaries [Member]
Date of incorporation or acquisition	Apr. 16, 2008
Legal ownership interest	85.00%
"iSTAR Wealth Management" [Member] | Subsidiaries [Member]
Date of incorporation or acquisition	Oct. 08, 2008
Legal ownership interest	85.00%
"iSTAR Investment Services" [Member] | Subsidiaries [Member]
Date of incorporation or acquisition	Jun. 30, 2009
Legal ownership interest	85.00%
"iSTAR Credit" [Member] | Subsidiaries [Member]
Date of incorporation or acquisition	Feb. 10, 2012
Legal ownership interest	85.00%
"CFO HK Genius" [Member] | Subsidiaries [Member]
Date of incorporation or acquisition	May 18, 2010
Legal ownership interest	100.00%
Subsidiaries Of Variable Interest Entities [Member] | "CFO Meining" [Member]
Date of incorporation or acquisition	Oct. 01, 2006
Legal ownership interest
Subsidiaries Of Variable Interest Entities [Member] | "CFO Newrand Training" [Member]
Date of incorporation or acquisition	Oct. 17, 2008
Legal ownership interest
Subsidiaries Of Variable Interest Entities [Member] | "CFO Securities Consulting" [Member]
Date of incorporation or acquisition	Nov. 05, 2009
Legal ownership interest
Subsidiaries Of Variable Interest Entities [Member] | "CFO Shenzhen Shangtong" [Member]
Date of incorporation or acquisition	Sep. 23, 2009
Legal ownership interest